Quarterly Results (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Disclosure Quarterly Results (Unaudited) [Abstract]
Revenues	$ 125,393	$ 119,980	$ 125,970	$ 117,211	$ 141,453	$ 124,295	$ 131,842	$ 117,080	$ 488,554	$ 514,670	$ 544,738
Operating income (loss)	10,332	6,881	11,644	936	18,525	9,314	10,394	(2,625)	29,793	35,608	43,863
Income (loss) before income taxes	(4,312)	(7,945)	(2,341)	(13,072)	(3,687)	(4,865)	(4,454)	(17,121)	(27,670)	(22,753)	(25,657)
Net loss	$ (4,559)	$ (9,313)	$ (2,690)	$ (13,241)	$ 6,173	$ (4,978)	$ (4,876)	$ (17,968)	$ (29,803)	$ (21,649)	$ (26,044)
Basic income (loss) per share	$ (0.08)	$ (0.16)	$ (0.05)	$ (0.23)	$ 0.11	$ (0.09)	$ (0.08)	$ (0.31)
Diluted income (loss) per share	$ (0.08)	$ (0.16)	$ (0.05)	$ (0.23)	$ 0.11	$ (0.09)	$ (0.08)	$ (0.31)